Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deferred Compensation [Member]	Accumulated During the Exploration Stage [Member]	Total
Balance at Mar. 31, 2006
Balance, shares at Mar. 31, 2006
Net loss for the year				(3,500)	(3,500)
Balance at Mar. 31, 2007				(3,500)	(3,500)
Balance, shares at Mar. 31, 2007
Net loss for the year				(42,000)	(42,000)
Balance at Mar. 31, 2008				(45,500)	(45,500)
Common stock issued pursuant to mineral property option agreement, shares
Net loss for the year				(42,000)	(42,000)
Balance at Mar. 31, 2009				(87,500)	(87,500)
Balance, shares at Mar. 31, 2009
Net loss for the year				(45,158)	(45,158)
Balance at Mar. 31, 2010				(132,658)	(132,658)
Balance, shares at Mar. 31, 2010
Common stock issued for cash at $0.10 per share	8,000				8,000
Common stock issued for cash at $0.10 per share, shares	8,000,000
Net loss for the year				(55,186)	(55,186)
Balance at Mar. 31, 2011	8,000			(187,844)	(179,844)
Balance, shares at Mar. 31, 2011	8,000,000
Common stock issued pursuant to mineral property option agreement
Common stock issued for services
Net loss for the year				(62,405)	(62,405)
Balance at Mar. 31, 2012	8,000			(250,249)	(242,249)
Balance, shares at Mar. 31, 2012	8,000,000
Common stock issued pursuant to mineral property option agreement	150	14,850			15,000
Common stock issued pursuant to mineral property option agreement, shares	150,000
Common stock issued for services	3,700	366,300	(318,791)		51,209
Common stock issued for services, shares	3,700,000
Common stock issued for cash at $0.10 per share	975	96,525			97,500
Common stock issued for cash at $0.10 per share, shares	975,000
Net loss for the year				(142,349)	(142,349)
Balance at Mar. 31, 2013	$ 12,825	$ 477,675	$ (318,791)	$ (392,598)	$ (220,889)
Balance, shares at Mar. 31, 2013	12,825,000